UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801

with a copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	800-267-7400

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2017 to June 30, 2018

Item 1. Proxy Voting Record.

The Mission-Auour Risk Managed Global Equity Fund did not hold any voting securities during the period July 1, 2017 to June 30, 2018 and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

World Funds Trust
(Registrant)

By	/s/ David A. Bogaert

Name: David A. Bogaert
Title: President

Date:  August 27, 2018